Employee stock incentive plans (Details 5) - ₨ / shares	Oct. 27, 2020	May 19, 2020	Jan. 26, 2020	Oct. 31, 2019	May 16, 2019
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility	30.81%		27.00%	27.10%
Exercise price	₨ 5.00		₨ 3,031.00	₨ 5.00
Option life	2 years 6 months		5 years	2 years 6 months
Risk-free interest rate	4.36%		6.61%	5.72%
Expected dividends	0.49%		0.66%	0.72%
Grant date share price	₨ 5,009.00		₨ 3,031.00	₨ 2,783.20
Option One on May 16, 2019 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility					28.25%
Exercise price					₨ 2,814.00
Option life					5 years
Risk-free interest rate					7.14%
Expected dividends					0.71%
Grant date share price					₨ 2,801.00
Option Two on May 16, 2019 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility					29.29%
Exercise price					₨ 5.00
Option life					2 years 6 months
Risk-free interest rate					6.76%
Expected dividends					0.71%
Grant date share price					₨ 2,801.00
Option One on May 19, 2020 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility		29.12%
Exercise price		₨ 3,679.00
Option life		5 years
Risk-free interest rate		5.67%
Expected dividends		0.68%
Grant date share price		₨ 3,700.00
Option Two on May 19, 2020 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility		30.47%
Exercise price		₨ 5.00
Option life		2 years 6 months
Risk-free interest rate		4.62%
Expected dividends		0.68%
Grant date share price		₨ 3,700.00